Shareholder Report, Holdings (Details) - Even Herd Long Short ETF	Sep. 30, 2025
Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Solaris Energy Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Esquire Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Robinhood Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Agnico Eagle Mines, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Ramaco Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Sprott, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Skeena Resources, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
Percent of Total Short Exposure	(39.60%)
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Short Exposure	(2.30%)
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.70%)